Series M
Fund Summary
Investment objective
Total return consisting of capital appreciation and current income exempt from federal income tax.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Series M
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series M
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	none
Total annual fund operating expenses	[2]	none
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which were less than 0.01% of the average net assets of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Series M	none	none	none	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in an increase in the portion of the Fund's capital gains that are realized for tax purposes in any given year (which would increase the Fund's taxable distributions in that year). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal strategies

Principal investments

The Fund normally invests substantially all its assets in municipal bonds, which are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax. The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower-rated bonds. The Fund is a non-diversified fund.

The Fund's target duration will be similar to the option-adjusted duration of the Barclays Municipal Bond Index, which was 7.7 years as of March 31, 2014. The Fund may invest in bonds of any maturity or duration. The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments as part of the Fund's investment strategies to adjust its portfolio duration. The derivatives in which the Fund may invest include interest rate futures contracts, interest rate swaps, treasury futures and interest rate lock transactions.

Management process

The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are generally based on evaluation and analysis of monetary policy, level of economic activity, inflation, real estate rates, market psychology and other macroeconomic factors. UBS Global AM's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher-quality securities more than lower-quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower-quality investments than for investments that are higher quality.

Political risk: The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

Related securities concentration risk: Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

Tax liability risk: Tax liability risk is the risk of noncompliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Illiquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Illiquidity risk can be more pronounced in periods of market turmoil.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total return Series M Annual Total Returns

Total return January 1 – March 31, 2014: 2.34% Best quarter during calendar years shown—3Q 2009: 5.85% Worst quarter during calendar years shown—4Q 2010: (3.98)%
Average annual total returns (for the periods ended December 31, 2013)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Series M	(1.05%)	5.80%	4.19%
Series M After Taxes on Distributions	(1.06%)	5.79%	4.18%
Series M After Taxes on Distributions and Sale of Fund Shares	0.46%	5.31%	4.08%
Series M Barclays Municipal Bond Index	(2.55%)	5.89%	4.29%